Condensed financial information of the Company (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Summary of condensed balance sheet

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2026	2025
ASSETS
Current assets:
Cash and cash equivalents	$862	$207,511
Deferred expenses	—	52,500
Amounts due from subsidiaries	3,719,219	3,701,752
Amounts due from related parties	-	93,686
Investment in subsidiaries	4,344,752	10,595,038
TOTAL ASSETS	$8,064,833	$14,650,487
LIABILITIES
Current liabilities:
Amounts due to related parties	—	7,107
Interest payable	61,482
Accrued expenses and liabilities	208,267	297,405
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	$1,269,749	$904,512

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 16,199,451 and 15,929,451 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	3,240	3,186
Preference shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	200	-
Additional paid-in capital	19,072,173	17,872,227
Statutory reserve	—	40,590
Accumulated deficit	(12,690,751)	(4,232,288)
Accumulated other comprehensive income	410,222	62,260
TOTAL SHAREHOLDERS’ EQUITY	$6,795,084	$13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$8,064,833	$14,650,487

Summary of condensed statements of income

Condensed statements of loss

	For the years ended March 31,
	2026	2025	2024
Revenue	$—	$—	$—
Cost of revenue	—	—	—
Gross profit	—	—	—
Operating expenses:
General and administrative expenses	$(1,898,577)	$(1,413,467)	$(825,582)
Share of loss in subsidiaries	(6,548,341)	(6,155,143)	(4,629,554)
Others, net	(52,135)	(12,842)	732,990
Loss before income tax provision	(8,499,053)	(7,581,452)	(4,722,146)
Provision for income tax	—	—	—
Net loss	$(8,499,053)	$(7,581,452)	$(4,722,146)

Summary of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive loss

	For the years ended March 31,
	2026	2025	2024
Net loss	$(8,499,053)	$(7,581,452)	$(4,722,146)
Other comprehensive income/(loss)	347,962	107,698	(733,539)
Total comprehensive loss	$(8,151,091)	$(7,473,754)	$(5,455,685)

Summary of Condensed Cash Flow

Condensed cash flow

	For the years ended March 31,
	2026	2025	2024
Net cash used in operating activities	$(606,950)	$(624,183)	$(966,510)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	400,000	600,000	—
Net cash outflow	$(206,950)	$(24,183)	$(966,510)